CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Common Stock [Member] USD ($) shares	Common Stock [Member] JPY (¥) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Treasury Shares [Member] USD ($) shares	Treasury Shares [Member] JPY (¥) shares	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	USD ($)	JPY (¥)
Beginning balance, value at Dec. 31, 2023			¥ 80,500,000		¥ 748,840,080		¥ (100,000,000)		¥ (107,106,341)		¥ 622,233,739
Beginning balance, shares at Dec. 31, 2023 | shares	[1]	25,310,660	25,310,660			(400,000)	(400,000)
Acquisition of treasury shares							¥ (12,265)				(12,265)
Acquisition of treasury shares, shares | shares	[1]					(41)	(41)
Net income									418,633,987		418,633,987
Ending balance, value at Dec. 31, 2024			¥ 80,500,000		748,840,080		¥ (100,012,265)		311,527,646		1,040,855,461
Ending balance, shares at Dec. 31, 2024 | shares	[1]	25,310,660	25,310,660			(400,041)	(400,041)
Issue of ordinary shares in Initial Public Offering			¥ 329,333,241		25,654,051						354,987,292
Issue of ordinary shares in Initial Public Offering, shares | shares	[1]	1,250,000	1,250,000
Issue of underwriter warrants in Initial Public Offering					12,412,500						12,412,500
Net income									438,459,617		438,459,617
Ending balance, value at Dec. 31, 2025			¥ 409,833,241		¥ 786,906,631		¥ (100,012,265)		¥ 749,987,263	$ 11,777,518	¥ 1,846,714,870
Ending balance, shares at Dec. 31, 2025 | shares	[1]	26,560,660	26,560,660			(400,041)	(400,041)
Ending balance, shares at Dec. 31, 2025 | shares	[1]	26,560,660	26,560,660			(400,041)	(400,041)
Ending balance, value at Dec. 31, 2025 | $		$ 2,613,732		$ 5,018,537		$ (637,833)		$ 4,783,082		$ 11,777,518

[1]	Retrospectively restated for a 1-to-20 share split which became effective on November 1, 2024.